FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Categories of the financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	$ 70,648	$ 61,741
Lease liabilities
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	228,801	212,626
Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	70,648	61,741
Financial assets at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	$ 325,924	$ 296,828